Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other payables and accrued liabilities
Rental deposits	$ 215,268	$ 31,601
Salary payables	127,610	408,106
Others	110,540	92,542
Receipt in advance	77,702	94,140
Total Other payables and accrued liabilities	$ 531,120	$ 626,389